Quarterly Holdings Report
for

Fidelity® Series Short-Term Credit Fund

May 31, 2020

SS1-QTLY-0720
1.9863241.105

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 60.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
3.4% 5/15/25	$12,000,000	$12,938,767
3.6% 2/17/23	4,537,000	4,821,429
Verizon Communications, Inc.:
2.946% 3/15/22	3,585,000	3,743,214
3.125% 3/16/22	9,565,000	10,041,496
5.15% 9/15/23	2,981,000	3,406,344
		34,951,250
Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	10,890,000	10,890,555
4.464% 7/23/22	8,870,000	9,446,172
Comcast Corp. 3.125% 7/15/22	754,000	798,153
Time Warner Cable, Inc.:
4% 9/1/21	724,000	742,057
4.125% 2/15/21	4,416,000	4,464,349
		26,341,286
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (a)	4,500,000	4,818,915

TOTAL COMMUNICATION SERVICES		66,111,451

CONSUMER DISCRETIONARY - 4.1%
Automobiles - 3.0%
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	10,323,000	10,782,532
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.900% 1.2924% 2/15/22 (a)(b)(c)	6,549,000	6,319,916
2.3% 2/12/21 (a)	5,889,000	5,885,700
2.85% 1/6/22 (a)	5,000,000	5,035,184
3.35% 5/4/21 (a)	6,539,000	6,613,107
General Motors Financial Co., Inc.:
2.45% 11/6/20	5,400,000	5,395,873
3.55% 4/9/21	715,000	716,148
4.15% 6/19/23	5,000,000	5,076,432
4.2% 3/1/21	616,000	618,930
4.2% 11/6/21	16,052,000	16,284,346
Volkswagen Group of America Finance LLC:
2.5% 9/24/21 (a)	1,787,000	1,796,316
2.9% 5/13/22 (a)	2,242,000	2,281,365
4% 11/12/21 (a)	5,000,000	5,153,686
		71,959,535
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	4,510,000	4,562,093
Hotels, Restaurants & Leisure - 0.0%
Starbucks Corp. 1.3% 5/7/22	1,173,000	1,188,445
Household Durables - 0.2%
D.R. Horton, Inc. 2.55% 12/1/20	3,844,000	3,860,941
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	1,998,000	2,046,922
Multiline Retail - 0.0%
Target Corp. 2.25% 4/15/25	637,000	678,941
Specialty Retail - 0.3%
AutoZone, Inc. 2.5% 4/15/21	4,570,000	4,630,053
TJX Companies, Inc. 3.5% 4/15/25	1,418,000	1,584,256
		6,214,309
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. 2.4% 3/27/25	272,000	291,781
VF Corp. 2.05% 4/23/22	6,737,000	6,882,005
		7,173,786

TOTAL CONSUMER DISCRETIONARY		97,684,972

CONSUMER STAPLES - 4.1%
Beverages - 0.9%
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	3,339,000	3,752,472
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 1.0924% 11/15/21 (b)(c)	6,529,000	6,486,965
Molson Coors Beverage Co. 3.5% 5/1/22	3,498,000	3,622,028
PepsiCo, Inc. 2.25% 3/19/25	3,229,000	3,449,520
The Coca-Cola Co. 2.95% 3/25/25	2,698,000	2,982,585
		20,293,570
Food Products - 1.0%
Conagra Brands, Inc. 3.8% 10/22/21	10,654,000	11,071,592
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 1.7161% 4/16/21 (b)(c)	11,026,000	11,038,522
Mondelez International, Inc. 2.125% 4/13/23	2,292,000	2,367,477
		24,477,591
Household Products - 0.0%
Procter & Gamble Co. 2.45% 3/25/25	681,000	738,852
Tobacco - 2.2%
Altria Group, Inc.:
2.85% 8/9/22	5,231,000	5,431,095
3.49% 2/14/22	1,892,000	1,972,855
3.8% 2/14/24	1,753,000	1,905,503
BAT Capital Corp.:
2.764% 8/15/22	5,000,000	5,152,656
3.222% 8/15/24	350,000	368,076
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (a)	6,060,000	6,067,916
3.125% 7/26/24 (a)	5,257,000	5,340,537
3.75% 7/21/22 (a)	10,036,000	10,281,122
Philip Morris International, Inc.:
1.125% 5/1/23	3,910,000	3,956,138
2.625% 2/18/22	416,000	429,649
2.875% 5/1/24	4,664,000	4,990,172
Reynolds American, Inc. 4% 6/12/22	5,000,000	5,251,580
		51,147,299

TOTAL CONSUMER STAPLES		96,657,312

ENERGY - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Cenovus Energy, Inc. 3% 8/15/22	4,666,000	4,433,269
Chevron Corp. 1.141% 5/11/23	4,099,000	4,175,412
Encana Corp. 3.9% 11/15/21	5,000,000	4,800,070
Energy Transfer Partners LP:
3.6% 2/1/23	8,291,000	8,488,460
4.2% 9/15/23	1,668,000	1,734,079
Enterprise Products Operating LP:
2.8% 2/15/21	2,135,000	2,163,195
5.2% 9/1/20	316,000	319,634
Equinor ASA 1.75% 1/22/26	909,000	928,418
Kinder Morgan Energy Partners LP 3.5% 9/1/23	2,729,000	2,887,248
Kinder Morgan, Inc. 3.15% 1/15/23	4,100,000	4,277,476
Marathon Oil Corp. 2.8% 11/1/22	5,000,000	4,845,959
Marathon Petroleum Corp. 4.5% 5/1/23	4,620,000	4,910,954
MPLX LP:
3 month U.S. LIBOR + 1.100% 2.0989% 9/9/22 (b)(c)	1,006,000	949,871
3.375% 3/15/23	3,922,000	4,047,318
4.5% 7/15/23	990,000	1,039,558
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 1.3976% 2/8/21 (b)(c)	2,345,000	2,256,588
3 month U.S. LIBOR + 1.250% 1.6835% 8/13/21 (b)(c)	2,713,000	2,587,798
3 month U.S. LIBOR + 1.450% 1.8424% 8/15/22 (b)(c)	2,640,000	2,310,000
2.6% 8/13/21	719,000	692,397
2.7% 8/15/22	635,000	580,835
2.9% 8/15/24	2,098,000	1,667,910
3.125% 2/15/22	1,251,000	1,171,361
4.85% 3/15/21	5,540,000	5,429,200
Phillips 66 Co.:
3 month U.S. LIBOR + 0.600% 0.9595% 2/26/21 (b)(c)	5,720,000	5,700,123
3.7% 4/6/23	3,533,000	3,775,046
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,958,000	9,978,223
Schlumberger Investment SA 3.3% 9/14/21 (a)	6,031,000	6,131,793
Shell International Finance BV:
2.375% 4/6/25	2,433,000	2,591,389
3.5% 11/13/23	1,197,000	1,306,567
Suncor Energy, Inc. 3.6% 12/1/24	6,627,000	7,015,739
Valero Energy Corp. 2.7% 4/15/23	652,000	674,591
Western Gas Partners LP:
3 month U.S. LIBOR + 0.850% 2.1614% 1/13/23 (b)(c)	1,756,000	1,536,316
3.1% 2/1/25	2,828,000	2,631,793
5.375% 6/1/21	9,362,000	9,244,975
Williams Partners LP:
3.6% 3/15/22	16,229,000	16,700,426
4% 11/15/21	2,503,000	2,577,377
		136,561,368
FINANCIALS - 29.7%
Banks - 15.6%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 1.5453% 1/19/21 (a)(b)(c)	5,410,000	5,417,466
3.4% 8/27/21 (a)	8,779,000	9,069,585
Bank of America Corp.:
2.328% 10/1/21 (b)	2,500,000	2,507,409
2.369% 7/21/21 (b)	5,026,000	5,032,298
2.625% 10/19/20	2,278,000	2,297,784
3.004% 12/20/23 (b)	10,254,000	10,714,512
3.124% 1/20/23 (b)	20,513,000	21,196,832
Bank of America NA 3 month U.S. LIBOR + 0.320% 1.3114% 7/26/21 (b)(c)	4,026,000	4,021,176
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 1.6253% 7/20/20 (a)(b)(c)	5,500,000	5,509,829
1.96% 7/21/21 (a)	3,560,000	3,605,622
2.5% 4/13/21 (a)	1,026,000	1,043,633
Barclays Bank PLC 2.65% 1/11/21	9,131,000	9,214,746
Barclays PLC:
3.2% 8/10/21	5,000,000	5,098,966
3.25% 1/12/21	704,000	712,540
3.932% 5/7/25 (b)	10,000,000	10,648,210
BPCE SA 2.75% 12/2/21	513,000	526,979
Capital One Bank NA 2.014% 1/27/23 (b)	5,000,000	5,009,534
Capital One NA 2.15% 9/6/22	6,739,000	6,823,942
Citibank NA 3 month U.S. LIBOR + 0.600% 0.9766% 5/20/22 (b)(c)	6,290,000	6,259,406
Citigroup, Inc.:
2.75% 4/25/22	6,026,000	6,216,114
3.142% 1/24/23 (b)	16,242,000	16,713,146
4.4% 6/10/25	326,000	360,604
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	16,749,000	17,137,407
Danske Bank A/S 3.875% 9/12/23 (a)	3,793,000	3,945,949
Fifth Third Bancorp 2.875% 7/27/20	732,000	733,135
HSBC Holdings PLC 3.262% 3/13/23 (b)	1,274,000	1,316,286
Huntington National Bank 3 month U.S. LIBOR + 0.550% 1.0909% 2/5/21 (b)(c)	5,276,000	5,282,881
ING Bank NV 2.7% 8/17/20 (a)	1,548,000	1,554,019
ING Groep NV 3.15% 3/29/22	10,738,000	11,105,978
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	5,000,000	5,031,416
JPMorgan Chase & Co.:
1.514% 6/1/24 (b)	4,680,000	4,712,888
2.083% 4/22/26 (b)	5,000,000	5,116,744
3.207% 4/1/23 (b)	6,026,000	6,260,151
3.22% 3/1/25 (b)	5,000,000	5,355,289
3.514% 6/18/22 (b)	13,681,000	14,044,826
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 0.964% 5/7/21 (b)(c)	6,247,000	6,257,584
Lloyds Banking Group PLC 2.907% 11/7/23 (b)	9,000,000	9,253,668
Mitsubishi UFJ Financial Group, Inc.:
2.193% 2/25/25	6,000,000	6,150,629
2.623% 7/18/22	3,718,000	3,826,536
2.95% 3/1/21	1,437,000	1,462,779
3.218% 3/7/22	5,108,000	5,290,433
3.535% 7/26/21	6,231,000	6,436,750
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 1.140% 1.9125% 9/13/21 (b)(c)	1,847,000	1,850,625
PNC Bank NA:
1.743% 2/24/23 (b)	4,113,000	4,165,380
2.028% 12/9/22 (b)	5,000,000	5,083,055
Regions Financial Corp. 2.75% 8/14/22	5,446,000	5,573,909
Royal Bank of Canada 2.55% 7/16/24	6,460,000	6,812,358
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (b)	3,422,000	3,455,885
3.875% 9/12/23	13,847,000	14,662,515
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,000,000	5,163,251
3.5% 6/7/24	4,731,000	4,919,639
4.45% 12/3/21	10,083,000	10,521,969
Sumitomo Mitsui Banking Corp. 3 month U.S. LIBOR + 0.370% 1.5461% 10/16/20 (b)(c)	4,693,000	4,699,664
Synovus Bank 2.289% 2/10/23 (b)	1,383,000	1,366,284
The Toronto-Dominion Bank U.S. SOFR SEC OVRN FIN RATE INDX + 0.480% 0.5321% 1/27/23 (b)(c)	5,000,000	4,889,312
Wells Fargo & Co.:
1.654% 6/2/24 (b)	5,000,000	5,014,282
3.75% 1/24/24	5,000,000	5,377,695
Wells Fargo Bank NA:
2.082% 9/9/22 (b)	5,500,000	5,565,508
3.325% 7/23/21 (b)	11,026,000	11,064,005
Zions Bancorp NA:
3.35% 3/4/22	1,971,000	1,994,545
3.5% 8/27/21	5,552,000	5,639,635
		366,095,197
Capital Markets - 5.5%
Credit Suisse AG:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.450% 0.5051% 2/4/22 (b)(c)	2,500,000	2,469,399
2.1% 11/12/21	3,465,000	3,534,886
Credit Suisse Group AG 3.574% 1/9/23 (a)	6,026,000	6,212,849
Deutsche Bank AG New York Branch:
2.7% 7/13/20	14,782,000	14,782,000
3.15% 1/22/21	689,000	689,591
3.3% 11/16/22	5,000,000	5,046,596
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	14,052,000	14,357,257
2.905% 7/24/23 (b)	15,513,000	15,940,012
3% 4/26/22	17,586,000	17,892,220
Moody's Corp.:
2.75% 12/15/21	4,802,000	4,943,565
3.25% 6/7/21	2,984,000	3,064,221
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 2.0276% 7/22/22 (b)(c)	6,026,000	6,013,225
U.S. SOFR SEC OVRN FIN RATE INDX + 0.700% 0.7506% 1/20/23 (b)(c)	5,000,000	4,896,452
2.625% 11/17/21	21,283,000	21,863,615
3.737% 4/24/24 (b)	6,026,000	6,433,434
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 1.1166% 11/1/21 (b)(c)	1,539,000	1,529,681
		129,669,003
Consumer Finance - 5.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	5,000,000	4,635,809
4.125% 7/3/23	2,112,000	1,880,286
4.45% 12/16/21	1,352,000	1,283,233
4.875% 1/16/24	1,464,000	1,308,986
Ally Financial, Inc. 5.125% 9/30/24	4,280,000	4,453,896
American Express Co.:
2.2% 10/30/20	516,000	519,003
2.75% 5/20/22	10,244,000	10,635,167
American Express Credit Corp. 2.25% 5/5/21	924,000	937,630
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 1.4301% 7/30/21 (a)(b)(c)	5,178,000	4,799,622
3 month U.S. LIBOR + 0.950% 2.5304% 6/1/21 (a)(b)(c)	5,064,000	4,659,929
Ford Motor Credit Co. LLC:
2.343% 11/2/20	7,500,000	7,446,600
2.425% 6/12/20	17,526,000	17,482,185
3.087% 1/9/23	5,000,000	4,730,000
3.157% 8/4/20	3,047,000	3,044,562
3.336% 3/18/21	11,156,000	10,968,579
4.14% 2/15/23	3,116,000	3,021,024
GE Capital International Funding Co. 2.342% 11/15/20	14,539,000	14,635,167
John Deere Capital Corp.:
2.35% 1/8/21	1,026,000	1,037,057
2.6% 3/7/24	1,099,000	1,169,487
3.125% 9/10/21	1,026,000	1,057,024
Synchrony Financial:
2.85% 7/25/22	5,641,000	5,536,623
4.25% 8/15/24	5,352,000	5,348,709
4.375% 3/19/24	5,198,000	5,246,007
Toyota Motor Credit Corp.:
1.15% 5/26/22	7,000,000	7,033,404
2.9% 3/30/23	1,727,000	1,817,009
		124,686,998
Diversified Financial Services - 0.9%
AIG Global Funding:
2.3% 7/1/22 (a)	1,765,000	1,818,812
3.35% 6/25/21 (a)	6,026,000	6,197,237
AXA Equitable Holdings, Inc. 3.9% 4/20/23	524,000	553,215
BP Capital Markets America, Inc.:
2.937% 4/6/23	1,354,000	1,430,137
4.742% 3/11/21	5,000,000	5,152,143
Brixmor Operating Partnership LP 3.875% 8/15/22	6,454,000	6,575,251
		21,726,795
Insurance - 2.4%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 1.6358% 9/20/21 (a)(b)(c)	6,026,000	5,944,534
American International Group, Inc. 2.5% 6/30/25	5,000,000	5,171,924
Aon Corp.:
2.2% 11/15/22	6,291,000	6,473,332
5% 9/30/20	4,327,000	4,388,766
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	3,160,000	3,266,406
3.5% 12/29/20	2,792,000	2,838,545
Metropolitan Life Global Funding I:
1.95% 1/13/23 (a)	5,000,000	5,130,821
2.05% 6/12/20 (a)	1,563,000	1,563,800
Metropolitan Tower Global Funding U.S. SOFR SEC OVRN FIN RATE INDX + 0.550% 0.5989% 1/17/23 (a)(b)(c)	5,000,000	4,863,460
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 2.0141% 1/10/23 (a)(b)(c)	7,757,000	7,604,409
1.1% 5/5/23 (a)	2,345,000	2,372,589
Protective Life Global Funding 2.161% 9/25/20 (a)	7,057,000	7,096,237
		56,714,823

TOTAL FINANCIALS		698,892,816

HEALTH CARE - 6.0%
Biotechnology - 1.2%
AbbVie, Inc.:
2.15% 11/19/21 (a)	11,000,000	11,205,515
2.3% 11/21/22 (a)	5,500,000	5,677,291
3.45% 3/15/22 (a)	11,629,000	12,099,426
		28,982,232
Health Care Equipment & Supplies - 1.2%
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.870% 2.2496% 12/29/20 (b)(c)	5,222,000	5,220,433
2.404% 6/5/20	12,665,000	12,663,759
2.894% 6/6/22	5,000,000	5,194,150
Boston Scientific Corp. 3.45% 3/1/24	1,872,000	2,007,141
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 1.8019% 3/19/21 (b)(c)	4,286,000	4,250,517
		29,336,000
Health Care Providers & Services - 2.3%
Anthem, Inc. 3.125% 5/15/22	5,646,000	5,911,907
Cigna Corp.:
3 month U.S. LIBOR + 0.650% 1.4931% 9/17/21 (b)(c)	3,013,000	2,996,920
3.2% 9/17/20	4,057,000	4,085,363
3.4% 9/17/21	4,635,000	4,795,992
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 1.7189% 3/9/21 (b)(c)	11,231,000	11,248,448
2.8% 7/20/20	5,200,000	5,205,356
3.35% 3/9/21	4,257,000	4,343,382
3.7% 3/9/23	5,000,000	5,356,234
Express Scripts Holding Co. 2.6% 11/30/20	1,266,000	1,276,546
Humana, Inc. 2.5% 12/15/20	3,698,000	3,731,366
UnitedHealth Group, Inc. 3.35% 7/15/22	5,026,000	5,314,886
		54,266,400
Pharmaceuticals - 1.3%
Bayer U.S. Finance II LLC 3.5% 6/25/21 (a)	12,039,000	12,302,469
Bristol-Myers Squibb Co.:
2.55% 5/14/21 (a)	1,539,000	1,571,185
2.6% 5/16/22 (a)	4,620,000	4,811,892
Elanco Animal Health, Inc. 4.662% 8/27/21 (b)	3,204,000	3,260,070
GlaxoSmithKline Capital PLC 3.125% 5/14/21	1,260,000	1,293,339
Mylan NV 3.15% 6/15/21	2,200,000	2,240,493
Perrigo Finance PLC 3.5% 3/15/21	217,000	217,262
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	2,921,000	2,979,480
Zoetis, Inc. 3.45% 11/13/20	659,000	665,040
		29,341,230

TOTAL HEALTH CARE		141,925,862

INDUSTRIALS - 2.6%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 2.08% 10/15/20	1,164,000	1,168,152
The Boeing Co. 4.875% 5/1/25	3,000,000	3,184,117
		4,352,269
Airlines - 0.5%
Delta Air Lines, Inc.:
2.9% 10/28/24	4,794,000	3,886,563
3.4% 4/19/21	9,255,000	8,908,050
		12,794,613
Commercial Services & Supplies - 0.2%
Waste Management, Inc. 2.95% 6/15/24	4,780,000	5,105,344
Machinery - 1.0%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 0.6346% 11/12/21 (b)(c)	7,221,000	7,178,710
0.95% 5/13/22	6,000,000	6,059,757
2.65% 5/17/21	1,149,000	1,173,228
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 2.0876% 4/5/23 (a)(b)(c)	3,329,000	3,284,540
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.300% 2.0405% 9/15/21 (b)(c)	5,404,000	5,137,881
		22,834,116
Road & Rail - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (a)	685,000	609,512
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.5% 3/1/21	3,205,000	3,093,418
2.625% 7/1/22	1,180,000	1,118,301
3.5% 1/15/22	6,047,000	5,787,591
International Lease Finance Corp. 5.875% 8/15/22	5,731,000	5,559,397
		15,558,707

TOTAL INDUSTRIALS		61,254,561

INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 0.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	5,000,000	5,093,773
5.45% 6/15/23 (a)	11,809,000	12,679,347
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 1.7643% 6/5/20 (b)(c)	1,374,000	1,373,920
		19,147,040
IT Services - 0.4%
PayPal Holdings, Inc. 1.35% 6/1/23	2,183,000	2,217,602
The Western Union Co.:
2.85% 1/10/25	1,063,000	1,096,962
4.25% 6/9/23	6,026,000	6,496,643
		9,811,207
Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc. 2.497% 4/24/23	2,761,000	2,826,790
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 0.75% 5/11/23	4,678,000	4,727,698

TOTAL INFORMATION TECHNOLOGY		36,512,735

MATERIALS - 0.4%
Chemicals - 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	3,323,000	3,462,417
The Mosaic Co. 3.25% 11/15/22	6,937,000	6,990,075
		10,452,492
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Welltower, Inc. 3.625% 3/15/24	2,497,000	2,553,581
Real Estate Management & Development - 0.1%
Digital Realty Trust LP 2.75% 2/1/23	2,177,000	2,229,169

TOTAL REAL ESTATE		4,782,750

UTILITIES - 3.0%
Electric Utilities - 1.7%
American Electric Power Co., Inc. 2.15% 11/13/20	3,596,000	3,616,325
Duke Energy Corp. 1.8% 9/1/21	1,695,000	1,715,112
Eversource Energy 2.5% 3/15/21	3,618,000	3,659,431
Exelon Corp.:
2.85% 6/15/20	8,177,000	8,181,559
3.497% 6/1/22 (b)	10,129,000	10,533,488
FirstEnergy Corp. 2.05% 3/1/25	2,724,000	2,778,007
Florida Power & Light Co. 2.85% 4/1/25	1,231,000	1,339,145
ITC Holdings Corp. 2.7% 11/15/22	3,596,000	3,734,394
NextEra Energy Capital Holdings, Inc.:
2.403% 9/1/21	3,000,000	3,069,410
2.9% 4/1/22	1,137,000	1,181,905
Virginia Electric & Power Co. 2.75% 3/15/23	616,000	646,351
		40,455,127
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	989,000	1,036,164
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	738,000	747,729
Multi-Utilities - 1.2%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	1,167,000	1,179,972
CenterPoint Energy, Inc. 2.5% 9/1/22	1,027,000	1,058,832
Dominion Energy, Inc. 2.715% 8/15/21	3,638,000	3,698,951
DTE Energy Co. 2.25% 11/1/22	5,000,000	5,159,019
NiSource, Inc.:
2.65% 11/17/22	4,381,000	4,528,183
3.65% 6/15/23	1,661,000	1,779,977
WEC Energy Group, Inc.:
3.1% 3/8/22	3,841,000	3,966,725
3.375% 6/15/21	6,407,000	6,589,709
		27,961,368

TOTAL UTILITIES		70,200,388

TOTAL NONCONVERTIBLE BONDS
(Cost $1,407,179,692)		1,421,036,707

U.S. Treasury Obligations - 9.5%
U.S. Treasury Notes:
0.125% 5/15/23	$1,954,000	$1,949,955
0.375% 4/30/25	52,204,100	52,381,513
2.375% 8/15/24 (d)	96,392,000	104,897,841
2.875% 11/30/25	57,000,000	64,752,890
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $215,174,888)		223,982,199

U.S. Government Agency - Mortgage Securities - 1.8%
Fannie Mae - 0.7%
3% 12/1/31	722,168	763,259
3.5% 9/1/29	426,416	459,052
4.5% 3/1/39 to 9/1/49	11,699,915	12,823,873
5.5% 11/1/34	1,925,398	2,199,914
7.5% 11/1/31	383	450

TOTAL FANNIE MAE		16,246,548

Freddie Mac - 1.1%
2.5% 11/1/28	12,250,520	12,833,151
3% 5/1/29	13,126,322	13,863,757
4% 4/1/26	326,890	347,122
8.5% 5/1/26 to 7/1/28	29,257	33,241

TOTAL FREDDIE MAC		27,077,271

Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	209,377	238,993
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $42,259,763)		43,562,812

Asset-Backed Securities - 17.1%
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$240,612	$241,164
Ally Auto Receivables Trust:
Series 2019-2 Class A2, 2.34% 6/15/22	2,658,704	2,673,871
Series 2019-4 Class A2, 1.93% 10/17/22	3,545,000	3,563,632
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	6,159,000	6,210,413
Series 2018-2 Class A, 3.29% 5/15/23	7,008,000	7,143,847
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (a)	1,439,091	1,442,816
American Express Credit Account Master Trust:
Series 2018-4 Class A, 2.99% 12/15/23	5,565,000	5,702,485
Series 2018-6 Class A, 3.06% 2/15/24	5,404,000	5,564,496
Series 2019-1 Class A, 2.87% 10/15/24	1,996,000	2,082,964
AmeriCredit Automobile Receivables Trust:
Series 2018-3 Class A3, 3.38% 7/18/23	4,044,000	4,112,278
Series 2019-3 Class A2A, 2.17% 1/18/23	3,176,851	3,190,954
Bank of America Credit Card Master Trust:
Series 2017-A2 Class A2, 1.84% 1/17/23	1,426,000	1,430,316
Series 2018-A1 Class A1, 2.7% 7/17/23	7,001,000	7,104,357
Bank of The West Auto Trust:
Series 2018-1 Class A3, 3.43% 12/15/22 (a)	2,303,628	2,327,334
Series 2019-1 Class A2, 2.4% 10/17/22 (a)	983,115	988,857
BMW Floorplan Master Owner Trust Series 2018-1 Class A1, 3.15% 5/15/23 (a)	5,098,000	5,183,748
BMW Vehicle Lease Trust Series 2019-1 Class A3, 2.84% 11/22/21	3,380,000	3,421,071
Canadian Pacer Auto Receivables Trust:
Series 2018-1A Class A3, 3% 11/19/21 (a)	2,060,515	2,072,353
Series 2018-2A Class A3, 3.27% 12/19/22 (a)	4,043,000	4,115,037
Series 2019-1A Class A2, 2.78% 3/21/22 (a)	2,414,715	2,427,527
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	6,406,000	6,669,593
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	218,743	218,798
Series 2017-3 Class A3, 1.97% 4/15/22	203,690	204,772
Series 2017-4 Class A3, 2.11% 10/17/22	1,364,074	1,374,941
Series 2018-2 Class A3, 2.98% 1/17/23	2,840,153	2,881,128
Series 2018-4 Class A3, 3.36% 9/15/23	3,260,000	3,363,896
Series 2019-1 Class A3, 3.05% 3/15/24	3,955,000	4,073,805
Series 2019-4 Class A2A, 2.01% 3/15/23	1,421,000	1,431,240
Carvana Auto Receivables Trust Series 2019-4A Class A2, 2.2% 7/15/22 (a)	503,000	504,295
Chesapeake Funding II LLC:
Series 2017-2A Class A1, 1.99% 5/15/29 (a)	1,030,558	1,033,839
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.340% 0.5236% 11/15/29 (a)(b)(c)	324,029	322,734
Series 2018-1A Class A1, 3.04% 4/15/30 (a)	357,835	363,276
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	2,216,583	2,270,180
Series 2019-1A Class A1, 2.94% 4/15/31 (a)	3,304,387	3,330,828
Citibank Credit Card Issuance Trust Series 2018-A1 Class A1, 2.49% 1/20/23	7,052,000	7,144,929
CNH Equipment Trust:
Series 2018-A Class A3, 3.12% 7/17/23	4,030,945	4,107,966
Series 2019-C Class A2, 1.99% 3/15/23	1,454,000	1,461,967
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	1,574,215	1,565,450
Consumer Loan Underlying Bond (CLUB) Credit Trust Series 2020-P1 Class A, 2.26% 3/15/28 (a)	5,100,160	5,048,027
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (a)	963,646	965,038
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	2,182,618	2,175,656
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	4,962,983	4,865,042
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	708,866	707,443
Series 2019-P2 Class A, 2.47% 10/15/26 (a)	3,606,754	3,599,702
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 0.6683% 7/25/34 (b)(c)	129,848	116,793
Dell Equipment Finance Trust:
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	1,458,661	1,470,431
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	2,242,000	2,266,360
Series 2019-1 Class A2, 2.78% 8/23/21 (a)	2,801,938	2,816,502
Series 2019-2:
Class A2, 1.95% 12/22/21 (a)	4,688,000	4,704,430
Class A3, 1.91% 10/22/24 (a)	1,891,000	1,908,268
Discover Card Master Trust:
Series 2018-A5 Class A5, 3.32% 3/15/24	6,475,000	6,712,553
Series 2019-A1 Class A1, 3.04% 7/15/24	4,676,000	4,869,284
Series 2019-A2 Class A, 1 month U.S. LIBOR + 0.270% 0.4536% 12/15/23 (b)(c)	7,052,000	7,060,252
DLL Securitization Trust:
Series 2017-A Class A3, 2.14% 12/15/21 (a)	1,752,558	1,754,484
Series 2018-ST2 Class A3, 3.46% 1/20/22 (a)	3,068,889	3,101,588
Series 2019-DA1 Class A2, 2.79% 11/22/21 (a)	2,177,033	2,183,359
Series 2019-MA2 Class A2, 2.27% 5/20/22 (a)	3,018,508	3,023,690
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (a)	4,652,000	4,675,622
Class A3, 2.08% 2/21/23 (a)	1,808,000	1,815,051
Drive Auto Receivables Trust Series 2019-4 Class A2A, 2.32% 6/15/22	1,462,045	1,465,428
DT Auto Owner Trust:
Series 2019-3A Class A, 2.55% 8/15/22 (a)	1,775,587	1,782,080
Series 2019-4A Class A, 2.17% 5/15/23 (a)	2,771,537	2,784,005
Enterprise Fleet Financing LLC:
Series 2017-2 Class A2, 1.97% 1/20/23 (a)	57,092	57,117
Series 2019-1 Class A2, 2.98% 10/20/24 (a)	2,691,527	2,728,406
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	6,000,000	5,931,424
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	769,214	770,867
Ford Credit Auto Lease Trust:
Series 2019-B Class A2A, 2.28% 2/15/22	3,281,255	3,299,932
Series 2020-A Class A3, 1.85% 3/15/23	2,173,000	2,198,058
Ford Credit Auto Owner Trust:
Series 2015-2 Class A, 2.44% 1/15/27 (a)	7,622,000	7,632,387
Series 2017-A Class A3, 1.67% 6/15/21	43,929	43,947
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	12,114,000	12,117,939
Series 2017-2 Class A1, 2.16% 9/15/22	5,790,000	5,797,550
Series 2018-1 Class A1, 2.95% 5/15/23	5,629,000	5,638,707
GM Financial Automobile Leasing Trust:
Series 2019-1 Class A3, 2.98% 12/20/21	2,863,000	2,890,212
Series 2019-2 Class A3, 2.67% 3/21/22	1,678,000	1,697,991
GM Financial Consumer Automobile Receivables Trust:
Series 2017-2A Class A3, 1.86% 12/16/21 (a)	289,323	289,984
Series 2020-1 Class A2, 1.83% 1/17/23	4,957,000	4,996,892
GM Financial Securitized Term Automobile Receivables Trust:
Series 2019-1 Class A3, 2.97% 11/16/23	3,388,000	3,470,980
2.32% 7/18/22	333,009	335,661
GMF Floorplan Owner Revolving Trust Series 2018-2 Class A2, 3.13% 3/15/23 (a)	5,334,000	5,402,587
Home Equity Asset Trust Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 1.8683% 6/25/34 (b)(c)	8,069	7,948
Honda Auto Receivables Owner Trust Series 2017-1 Class A3, 1.72% 7/21/21	395,650	396,361
HPEFS Equipment Trust Series 2020-1A Class A2, 1.73% 2/20/30 (a)	4,475,000	4,470,826
Hyundai Auto Lease Securitization Trust Series 2020-A:
Class A2, 1.9% 5/16/22 (a)	6,000,000	6,056,864
Class A3, 1.95% 7/17/23 (a)	3,019,000	3,046,765
Hyundai Auto Receivables Trust:
Series 2018-A Class A3, 2.79% 7/15/22	615,175	621,876
Series 2019-B Class A3, 1.94% 2/15/24	3,398,000	3,469,817
John Deere Owner Trust:
Series 2018-A Class A3, 2.66% 4/18/22	2,642,025	2,660,130
Series 2019-B Class A2, 2.28% 5/16/22	3,313,545	3,329,152
Series 2020-A Class A2, 1.01% 1/17/23	2,771,000	2,778,146
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	6,262,501	6,348,699
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	1,975,000	1,987,334
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	1,071,110	1,065,232
Series 2020-1A Class A, 2.24% 3/15/30 (a)	764,269	761,373
Mercedes-Benz Auto Lease Trust:
Series 2018-A Class A3, 2.41% 2/16/21	6,058	6,062
Series 2019-A Class A3, 3.1% 11/15/21	2,950,000	2,980,803
Series 2019-B Class A3, 2% 10/17/22	2,637,000	2,658,374
Series 2020-A Class A3, 1.84% 12/15/22	2,812,000	2,841,888
MMAF Equipment Finance LLC Series 2019-B:
Class A2, 2.07% 10/12/22 (a)	3,244,000	3,264,221
Class A3, 2.01% 12/12/24 (a)	3,817,000	3,842,043
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 0.7983% 9/25/23 (a)(b)(c)	5,292,000	5,205,067
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.4133% 1/25/36 (b)(c)	421,390	415,334
Prosper Marketplace Issuance Trust Series 2019-4A Class A, 2.48% 2/17/26 (a)	473,184	471,053
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	3,606,084	3,615,643
Santander Retail Auto Lease Trust:
Series 2018-A Class A3, 2.93% 5/20/21 (a)	2,044,926	2,050,085
Series 2019-B Class A2A, 2.29% 4/20/22 (a)	4,017,557	4,046,573
Series 2019-C Class A2A, 1.89% 9/20/22 (a)	4,536,659	4,562,893
Securitized Term Auto Receivables Trust:
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	175,521	175,675
Series 2018-2A Class A3 3.325% 8/25/22 (a)	5,871,621	5,946,496
Series 2019-1A Class A3, 2.986% 2/27/23 (a)	3,173,000	3,210,755
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 1.2905% 12/15/25 (a)(b)(c)	5,081,884	5,035,118
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	3,134,086	3,129,323
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0283% 9/25/34 (b)(c)	144,982	133,578
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (a)	6,000,000	6,040,163
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,562,891	2,693,652
Toyota Auto Receivables Owner Trust Series 2018-B Class A3, 2.96% 9/15/22	657,675	668,209
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (a)	41,487	41,428
Series 2019-1A Class A, 3.48% 3/15/25 (a)	160,054	159,659
Series 2019-2A Class A, 2.77% 10/15/25 (a)	1,246,736	1,228,403
Verizon Owner Trust:
Series 2017-2A Class A, 1.92% 12/20/21 (a)	77,399	77,484
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	2,053,954	2,061,553
Series 2018-A Class A1A, 3.23% 4/20/23	6,380,000	6,531,562
Series 2020-A:
Class A1A, 1.85% 7/22/24	5,529,000	5,674,104
Class B, 1.98% 7/22/24	5,573,000	5,597,778
Class C, 2.06% 7/22/24	2,175,000	2,162,957
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	3,316,000	3,373,894
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (a)	2,611,000	2,661,405
Series 2019-2A Class A3, 2.04% 11/15/23 (a)	2,671,000	2,684,931
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 0.7036% 7/17/23 (a)(b)(c)	6,866,000	6,800,884
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	1,919,373	1,933,090
World Omni Auto Receivables Trust Series 2020-A Class A2A, 1.02% 6/15/23	4,208,000	4,221,378
World Omni Automobile Lease Securitization Trust Series 2019-A Class A3, 2.94% 5/16/22	2,606,000	2,647,480
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	4,995,362	5,022,322
TOTAL ASSET-BACKED SECURITIES
(Cost $400,327,122)		403,368,729

Collateralized Mortgage Obligations - 1.2%
Private Sponsor - 1.0%
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	211,231	210,587
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.8095% 8/25/60 (a)(b)(c)	1,684,291	1,676,124
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 1.6389% 10/15/54 (a)(b)(c)	2,022,213	2,019,791
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.4528% 12/22/69 (a)(b)(c)	1,296,560	1,294,178
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	5,157,000	5,226,253
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 0.6573% 2/25/37 (b)(c)	1,257	1,250
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/26/29 (a)	915,622	913,630
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 1.5989% 7/15/58 (a)(b)(c)	4,778,100	4,773,910
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 1.7689% 7/15/58 (a)(b)(c)	985,000	980,460
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	1,064,524	1,067,366
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (b)(c)	2,384	2,248
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 1.679% 1/21/70 (a)(b)(c)	4,582,060	4,569,776

TOTAL PRIVATE SPONSOR		22,735,573

U.S. Government Agency - 0.2%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 0.4683% 5/25/45 (b)(c)	974,085	971,140
sequential payer Series 2001-40 Class Z, 6% 8/25/31	106,272	122,735
Series 2016-27:
Class HK, 3% 1/25/41	916,177	978,050
Class KG, 3% 1/25/40	446,101	477,540
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 0.5183% 7/25/46 (b)(c)	1,139,571	1,140,196
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	314,838	319,056
Series 2015-4437 Class DE, 2% 10/15/32	329,961	334,528
Series 3949 Class MK, 4.5% 10/15/34	532,900	582,891
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	89,664	89,863

TOTAL U.S. GOVERNMENT AGENCY		5,015,999

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $27,640,773)		27,751,572

Commercial Mortgage Securities - 6.5%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,502,000	1,371,255
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	570,392	570,000
Bayview Commercial Asset Trust Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(f)(g)	4,048,515	0
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	2,020,497	2,084,670
BX Commercial Mortgage Trust floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9836% 12/15/36 (a)(b)(c)	2,605,000	2,520,153
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 1.0836% 11/15/35 (a)(b)(c)	4,617,200	4,489,832
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1836% 4/15/34 (a)(b)(c)	2,450,000	2,253,352
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.1036% 10/15/36 (a)(b)(c)	5,683,678	5,569,743
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.1336% 11/15/36 (a)(b)(c)	1,128,000	1,071,437
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 0.9736% 7/15/32 (a)(b)(c)	4,902,074	4,804,792
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.3036% 6/15/34 (a)(b)(c)	4,300,443	4,140,260
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (a)	2,480,000	2,506,427
Series 2013-GC17 Class A4, 4.131% 11/10/46	2,062,000	2,190,955
Series 2014-GC21 Class AAB, 3.477% 5/10/47	1,396,533	1,446,404
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,593,000	2,695,825
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	4,007,441	4,062,575
Series 2013-CR11 Class ASB, 3.66% 8/10/50	1,809,579	1,871,370
Series 2014-CR18 Class ASB, 3.452% 7/15/47	2,026,711	2,081,230
Series 2012-CR4 Class ASB, 2.436% 10/15/45	372,071	375,941
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,815,363	1,832,758
Credit Suisse Mortgage Trust floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.1636% 5/15/36 (a)(b)(c)	5,242,000	5,120,475
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	2,538,000	2,701,581
CSMC Mortgage Trust Series 2016-NXSR Class A1, 1.9708% 12/15/49	421,710	422,368
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.9336% 7/15/32 (a)(b)(c)	1,279,000	1,192,538
Freddie Mac Series K720 Class A2, 2.716% 6/25/22	1,774,000	1,834,058
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	7,834,000	8,073,080
Class A3, 3.482% 1/10/45	3,035,536	3,076,946
Series 2012-GCJ7:
Class A/S, 4.085% 5/10/45	3,871,000	3,933,998
Class A4, 3.377% 5/10/45	6,576,927	6,672,321
Series 2014-GC18 Class AAB, 3.648% 1/10/47	41,353	42,651
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	6,889,423	7,041,089
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,408,000	4,484,814
Series 2016-GS4 Class A1, 1.731% 11/10/49	207,941	208,044
Series 2017-GS8 Class A1, 2.222% 11/10/50	812,303	818,727
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	2,072,702	2,147,272
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A1, 1.5366% 12/15/49	4,294,145	4,291,376
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	7,318,295	7,492,878
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	5,346,000	5,449,399
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.1836% 9/15/29 (a)(b)(c)	2,243,000	2,158,946
sequential payer:
Series 2012-C8 Class A3, 2.8291% 10/15/45	1,963,780	2,002,266
Series 2014-C20 Class A3A1, 3.4718% 7/15/47	1,979,374	2,007,324
Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	2,609,420	2,768,673
Morgan Stanley BAML Trust Series 2016-C32 Class A1, 1.968% 12/15/49	911,398	913,144
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 1.1336% 3/15/34 (a)(b)(c)	4,254,000	4,072,478
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	3,286,000	3,124,799
Series 2011-C3 Class AJ, 5.2444% 7/15/49 (a)(b)	2,610,000	2,685,799
Series 2016-BNK2 Class A1, 1.424% 11/15/49	485,916	484,548
Series 2019-H7 Class A1, 2.327% 7/15/52	2,524,613	2,541,318
RETL floater Series 2019-RVP Class A, 1 month U.S. LIBOR + 1.150% 1.3336% 3/15/36 (a)(b)(c)	414,268	391,731
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.988% 4/10/46 (a)(b)(c)	4,058,761	4,138,895
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	2,533,150	2,571,095
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,654,000	2,771,707
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	211,404	211,457
Series 2016-LC25 Class A1, 1.795% 12/15/59	75,988	75,951
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.9036% 6/15/46 (a)(b)(c)	3,715,706	3,732,429
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	321,002	326,225
Series 2013-C14 Class ASB, 2.977% 6/15/46	612,900	623,321
Series 2013-C16 Class ASB, 3.963% 9/15/46	696,235	722,222
Series 2014-C20 Class ASB, 3.638% 5/15/47	1,276,956	1,320,276
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $154,479,190)		152,587,198

Municipal Securities - 0.3%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $7,582,034)	7,565,000	7,750,796

Bank Notes - 2.5%
BBVA U.S.A.:
2.875% 6/29/22	$1,344,000	$1,358,095
3.5% 6/11/21	4,129,000	4,186,848
Citibank NA:
2.844% 5/20/22 (b)	6,231,000	6,340,209
3.165% 2/19/22 (b)	1,642,000	1,667,547
Discover Bank:
3.1% 6/4/20	591,000	591,045
3.35% 2/6/23	5,000,000	5,138,406
First Republic Bank 1.912% 2/12/24 (b)	2,271,000	2,300,240
KeyBank NA 3.3% 2/1/22	1,402,000	1,456,402
RBS Citizens NA:
2.25% 10/30/20	5,661,000	5,692,953
2.55% 5/13/21	3,720,000	3,780,925
3.25% 2/14/22	1,028,000	1,059,675
SunTrust Banks, Inc.:
2.8% 5/17/22	5,937,000	6,176,760
3.502% 8/2/22 (b)	4,421,000	4,553,320
Svenska Handelsbanken AB 3.35% 5/24/21	4,244,000	4,366,228
Synchrony Bank 3.65% 5/24/21	2,999,000	3,040,467
Wells Fargo Bank NA 2.897% 5/27/22 (b)	7,000,000	7,127,478
TOTAL BANK NOTES
(Cost $57,854,525)		58,836,598
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund 0.11% (h)
(Cost $13,410,058)	13,407,376	13,410,058
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,325,908,045)		2,352,286,669
NET OTHER ASSETS (LIABILITIES) - 0.2%		4,642,036
NET ASSETS - 100%		$2,356,928,705

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	710	Sept. 2020	$156,799,063	$26,398	$26,398

The notional amount of futures purchased as a percentage of Net Assets is 6.7%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $540,471,612 or 22.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $412,446.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$128,680
Total	$128,680

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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